Net finance expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Net finance expense
Senior Facilities interest expense	$ 43	$ 40	$ 87	$ 79
Net pension interest cost	2	1	3	2
Lease interest cost	6	6	11	12
[Losses] on derivative financial instruments		3		8
Foreign currency translation losses.	4	1	5	2
Other net finance [expense]	7	8	13	12
Net finance expense before exceptional items	62	59	119	115
Exceptional net finance expense (note 5)	2	8	5	2
Net finance expense	$ 64	$ 67	124	117
Interest Paid Related To Lease Liabilities			$ 11	$ 12